Document And Entity Information	Mar. 10, 2025
Document Information [Line Items]
Entity, Registrant Name	BLACKBOXSTOCKS INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Mar. 10, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	0-55108
Entity, Tax Identification Number	45-3598066
Entity, Address, Address Line One	5430 LBJ Freeway
Entity, Address, Address Line Two	Suite 1485
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	726-9203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BLBX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001567900